MUTUAL FUND SERIES TRUST

Catalyst Systematic Alpha Fund Class A: ATRAX Class C: ATRCX Class I: ATRFX
Catalyst Hedged Futures Strategy Fund Class A: HFXAX Class C: HFXCX Class I: HFXIX
Catalyst/Exceed Defined Risk Fund Class A: CLPAX Class C: CLPCX Class I: CLPFX
Catalyst/Exceed Defined Shield Fund Class A: SHIEX Class C: SHINX Class I: SHIIX
Catalyst Multi-Strategy Fund Class A: ACXAX Class C: ACXCX Class I: ACXIX
Catalyst Hedged Commodity Strategy Fund Class A: CFHAX Class C: CFHCX Class I: CFHIX
Catalyst/Millburn Hedge Strategy Fund Class A: MBXAX Class C: MBXCX Class I: MBXIX

(Collectively, the “Funds”)

September 26, 2019

This information supplements certain information contained in the Statement of Additional Information dated November 1, 2018 for the Catalyst Systematic Alpha Fund, Catalyst Hedged Futures Strategy Fund, Catalyst Multi-Strategy Fund, Catalyst Hedged Commodity Strategy Fund and Catalyst/Millburn Hedge Strategy Fund, and the Statement of Additional Information dated June 4, 2019 for the Catalyst/Exceed Defined Risk Fund and Catalyst/Exceed Defined Shield Fund (collectively, the "SAI"), and should be read in conjunction with such SAI.

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Investment restriction (c) under the section of the Funds’ SAI entitled “Other Investment Policies” is replaced in its entirety with the following:

“(c) No Fund will mortgage, pledge, hypothecate or in any manner transfer, as security for indebtedness, any assets of the Fund except as may be necessary in connection with permitted borrowings. The Fund shall maintain asset coverage of 300% of all borrowing. Margin deposits, security interests, liens and collateral arrangements with respect to transactions involving options, futures contracts, short sales, securities lending and other permitted investments and techniques are not deemed to be a mortgage, pledge or hypothecation of assets for purposes of this limitation;”

You should read this Supplement in conjunction with the Prospectus, Summary Prospectuses, and the Statement of Additional Information, dated November 1, 2018, as supplemented, for the Catalyst Systematic Alpha Fund, Catalyst Hedged Futures Strategy Fund, Catalyst Multi-Strategy Fund, Catalyst Hedged Commodity Strategy Fund and Catalyst/Millburn Hedge Strategy Fund, and the Prospectus, Summary Prospectus and Statement of Additional Information dated June 4, 2019 for the Catalyst/Exceed Defined Risk Fund and Catalyst/Exceed Defined Shield Fund, which provide information that you should know about the Funds before investing. These documents are available upon request and without charge by calling the Funds toll-free at 1-866-447-4228 or by writing to 17645 Wright Street, Suite 200, Omaha, Nebraska 68130.

Please retain this Supplement for future reference.